FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2025
Disclosure Text Block Supplement [Abstract]
FINANCIAL INCOME, NET	NOTE 11: FINANCIAL INCOME, NET
	Six Months ended June 30,
	2025	2024

Bank fees	(5)	(9)
Interest income	49	98
Exchange rate differences	8	3
Total financial income, net	$52	$92